Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2018
Defined Benefit Plan [Abstract]
Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans
The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollar amounts in millions)	2018	2017	2018	2017	2018	2017	2018	2017
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.45%	3.97%	2.95%	2.45%	4.45%	3.97%	3.10%	2.50%
Rate of compensation increase	N/A	N/A	2.98	3.02	3.00	3.00	N/A	N/A
Cash balance interest crediting rate	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(4,405)	$(4,274)	$(1,322)	$(1,248)	$(175)	$(169)	$(4)	$(2)
Service cost	—	—	(28)	(31)	(1)	(1)	—	—
Interest cost	(169)	(180)	(32)	(33)	(7)	(7)	—	—
Employee contributions	—	—	—	(1)	—	—	—	—
Actuarial gain (loss)	219	(165)	173	88	22	(10)	(1)	(1)
Curtailments	—	—	11	—	—	—	—	—
Benefits paid	232	214	25	31	12	12	—	—
Foreign exchange adjustment	N/A	N/A	69	(128)	N/A	N/A	—	(1)
Benefit obligation at end of period	(4,123)	(4,405)	(1,104)	(1,322)	(149)	(175)	(5)	(4)
Change in fair value of plan assets
Fair value at beginning of period	5,496	4,906	1,393	1,090	107	97	—	—
Actual return on plan assets	(257)	783	1	128	(8)	10	—	—
Employer contributions	33	21	22	93	12	12	—	—
Employee contributions	—	—	—	1	—	—	—	—
Benefit payments	(232)	(214)	(25)	(31)	(12)	(12)	—	—
Foreign exchange adjustment	N/A	N/A	(75)	112	N/A	N/A	—	—
Fair value at end of period	5,040	5,496	1,316	1,393	99	107	—	—
Funded status at end of period	$917	$1,091	$212	$71	$(50)	$(68)	$(5)	$(4)
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss (gain)	$1,598	$1,294	$105	$255	$84	$97	$—	$(1)
Prior service cost (credit)	—	—	1	1	(40)	(49)	—	—
Total (before tax effects)	$1,598	$1,294	$106	$256	$44	$48	$—	$(1)

(a)	The benefit obligation for pension benefits is the projected benefit obligation, and for healthcare benefits, it is the accumulated benefit obligation.

Summary of Net Periodic Benefit Cost (Credit)

Net periodic benefit (credit) cost	Pension Benefits						Healthcare Benefits
	Domestic			Foreign			Domestic			Foreign
(dollar amounts in millions)	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$5,238	$5,026	$4,830	$1,266	$994	$994	$108	$102	$97	N/A	N/A	N/A
Discount rate	3.97%	4.35%	4.48%	2.45%	2.53%	3.45%	3.97%	4.35%	4.48%	2.50%	2.60%	3.60%
Expected rate of return on plan assets	6.625	6.625	7.00	4.56	4.61	5.35	6.625	6.625	7.00	N/A	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	3.02	3.60	3.51	3.00	3.00	3.00	N/A	N/A	N/A
Cash balance interest crediting rate	4.00	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Components of net periodic benefit (credit) cost :
Service cost	$—	$—	$—	$28	$31	$29	$1	$1	$1	$—	$—	$—
Interest cost	169	180	182	32	33	36	7	7	8	—	—	—
Expected return on assets	(339)	(325)	(330)	(57)	(50)	(51)	(8)	(7)	(7)	—	—	—
Amortization of:
Prior service cost (credit)	—	—	—	—	—	1	(9)	(10)	(10)	—	—	—
Net actuarial loss	68	67	69	22	35	17	7	6	8	—	—	—
Settlement loss	5	2	2	—	—	1	—	—	—	—	—	—
Net periodic benefit (credit) cost	$(97)	$(76)	$(77)	$25	$49	$33	$(2)	$(3)	$—	$—	$—	$—

Changes in Other Comprehensive (Income) Loss

Changes in other comprehensive loss (income) in 2018	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net loss (gain) arising during period	$377	$(128)	$(6)	$1
Recognition of prior years’ net (loss)	(73)	(22)	(7)	—
Recognition of prior years’ service credit	—	—	9	—
Total recognized in other comprehensive (income) loss (before tax effects)	$304	$(150)	$(4)	$1

Defined Benefit Plan Funded Status of Plan

	Domestic		Foreign
(in millions)	2018	2017	2018	2017
Pension benefits:
Prepaid benefit cost	$1,077	$1,282	$280	$134
Accrued benefit cost	(160)	(191)	(68)	(63)
Total pension benefits	$917	$1,091	$212	$71
Healthcare benefits:
Accrued benefit cost	$(50)	$(68)	$(5)	$(4)
Total healthcare benefits	$(50)	$(68)	$(5)	$(4)

Plan with Obligations in Excess of Plan Assets

Plans with obligations in excess of plan assets	Pension Benefits					Healthcare Benefits
	Domestic		Foreign			Domestic		Foreign
(in millions)	2018	2017	2018	2017		2018	2017	2018	2017
Projected benefit obligation	$160	$191	$245	$244	(a)	N/A	N/A	N/A	N/A
Fair value of plan assets	—	—	177	181	(a)	N/A	N/A	N/A	N/A
Accumulated benefit obligation	160	191	67	61		80	88	5	4
Fair value of plan assets	—	—	27	25		—	—	—	—

(a)	Amounts reported in 2017 have been revised based on the clarification provided in ASU 2018-14.

Benefit Payments for BNY Mellon's Pension and Healthcare Plans expected to be Paid
The following benefit payments for BNY Mellon’s pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid over the next 10 years:

Expected benefit payments
(in millions)		Domestic	Foreign
Pension benefits:
Year	2019	$265	$19
	2020	266	20
	2021	264	20
	2022	261	22
	2023	266	24
	2024-2028	1,297	130
Total pension benefits		$2,619	$235
Healthcare benefits:
Year	2019	$11	$—
	2020	12	—
	2021	12	—
	2022	11	—
	2023	11	—
	2024-2028	50	1
Total healthcare benefits		$107	$1

Pension Investment Asset Allocation
Our pension assets were invested as follows at Dec. 31, 2018 and Dec. 31, 2017:

Asset allocations	Domestic		Foreign
	2018	2017	2018	2017
Equities	52%	63%	48%	51%
Fixed income	45	33	36	33
Alternative investment	2	2	9	9
Private equities	1	1	—	—
Real estate	—	—	4	4
Cash	—	1	3	3
Total pension benefits	100%	100%	100%	100%

Pension Plan Investment Assets Measured at Fair Value
The following tables present the fair value of each major category of plan assets as of Dec. 31, 2018 and Dec. 31, 2017, by captions and by ASC 820, Fair Value Measurement, valuation hierarchy.

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2018
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,514	$—	$—	$1,514
Non-U.S. equity	160	—	—	160
Collective trust funds:
Commingled	—	435	—	435
U.S. equity	—	934	—	934
Fixed income:
U.S. Treasury securities	630	—	—	630
U.S. government agencies	—	44	—	44
Sovereign government obligations	3	5	—	8
U.S. corporate bonds	—	972	—	972
Other	—	69	—	69
Mutual funds	114	—	—	114
Total domestic plan assets in the fair value hierarchy	$2,421	$2,459	$—	$4,880
Other assets measured at NAV:
Funds of funds				130
Venture capital and partnership interests				30
Total domestic plan assets, at fair value				$5,040

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2018
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$—	$194	$—	$194
Sovereign/government obligation funds	—	126	—	126
Corporate debt funds	—	418	—	418
Cash and currency	356	—	—	356
Total foreign plan assets in the fair value hierarchy	$356	$738	$—	$1,094
Other assets measured at NAV				222
Total foreign plan assets, at fair value				$1,316

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,815	$—	$—	$1,815
Non-U.S. equity	243	—	—	243
Collective trust funds:
Commingled	—	193	—	193
U.S. equity	—	1,389	—	1,389
Fixed income:
U.S. Treasury securities	452	—	—	452
U.S. government agencies	—	48	—	48
Sovereign government obligations	5	6	—	11
U.S. corporate bonds	—	910	—	910
Other	—	100	—	100
Mutual funds	163	—	—	163
Total domestic plan assets in the fair value hierarchy	$2,678	$2,646	$—	$5,324
Other assets measured at NAV:
Funds of funds				129
Venture capital and partnership interests				43
Total domestic plan assets, at fair value				$5,496

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$434	$277	$—	$711
Sovereign/government obligation funds	—	104	—	104
Corporate debt funds	—	345	—	345
Cash and currency	41	—	—	41
Total foreign plan assets in the fair value hierarchy	$475	$726	$—	$1,201
Other assets measured at NAV				192
Total foreign plan assets, at fair value				$1,393

Rolforward of Plan Investment Assets Including Change in Fair Value Classified in Level 3 of Valuation Hierarchy
The table below presents a rollforward of the plan assets, for the year ended Dec. 31, 2017 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2017
(in millions)	Corporate debt funds
Fair value at Dec. 31, 2016	$17
Transfers out of Level 3	(20)
Total gains included in plan assets	3
Fair value at Dec. 31, 2017	$—
Change in unrealized gains or (losses) for the period included in earnings for assets held at the end of the reporting period	$—

Pension Plan Assets Valued Using Net Asset Value

Assets valued using NAV at Dec. 31, 2018
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$147	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	148	—	N/A	N/A
Property funds (c)	52	—	Monthly	0-90 days
Corporate debt	19	—	N/A	N/A
Other contracts (d)	16	—	N/A	N/A
Total	$382	$—

Assets valued using NAV at Dec. 31, 2017
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$152	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	128	49	N/A	N/A
Property funds (c)	51	—	Monthly	0-90 days
Corporate debt	20	—	N/A	N/A
Other contracts (d)	13	—	N/A	N/A
Total	$364	$49

(a)	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.

(b)	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.

(c)	Property funds include funds invested in regional real estate vehicles that hold direct interest in real estate properties.

(d)	Other contracts include assets invested in pooled accounts at insurance companies that are privately valued by the asset manager.